John Hancock
Government Income Fund
Quarterly portfolio holdings 2/29/2024

Fund’s investments
As of 2-29-24 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 96.3%				$174,423,948
(Cost $180,867,045)
U.S. Government 71.0%				128,674,332
U.S. Treasury
Bond	3.000	08-15-52	8,655,000	6,691,059
Bond	3.375	11-15-48	1,900,000	1,578,559
Bond	4.750	11-15-43	15,600,000	16,053,375
Bond	4.750	11-15-53	7,729,000	8,222,931
Note	4.000	01-15-27	34,500,000	34,095,702
Note	4.000	01-31-29	29,126,000	28,789,231
Note	4.000	01-31-31	17,173,000	16,893,939
Note	4.000	02-15-34	3,054,000	2,994,352
Note	4.250	12-31-25	2,000,000	1,984,375
Note	4.375	12-15-26	1,500,000	1,496,953
Note	4.875	11-30-25	9,850,000	9,873,856
U.S. Government Agency 25.3%				45,749,616
Federal Home Loan Bank Bond	5.750	02-15-29	2,000,000	1,998,953
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	4.500	12-01-37	140,914	137,896
15 Yr Pass Thru	4.500	01-01-38	943,206	923,003
30 Yr Pass Thru	3.000	04-01-43	509,184	454,418
30 Yr Pass Thru	3.500	12-01-44	1,420,393	1,298,847
30 Yr Pass Thru	3.500	02-01-47	403,061	368,570
30 Yr Pass Thru	3.500	06-01-49	406,997	365,967
30 Yr Pass Thru	3.500	03-01-52	242,311	217,562
30 Yr Pass Thru	4.000	12-01-40	251,880	240,022
30 Yr Pass Thru	4.000	01-01-41	332,177	316,436
30 Yr Pass Thru	4.000	01-01-41	263,196	250,617
30 Yr Pass Thru	4.000	11-01-43	554,932	526,382
30 Yr Pass Thru	4.000	12-01-46	402,187	377,470
30 Yr Pass Thru	4.000	06-01-47	396,714	374,192
30 Yr Pass Thru	5.000	10-01-52	649,095	634,918
30 Yr Pass Thru	5.500	09-01-52	1,069,931	1,069,108
30 Yr Pass Thru	5.500	06-01-53	675,492	673,389
30 Yr Pass Thru	6.500	10-01-53	532,360	545,583
Note	5.700	01-26-29	2,000,000	1,996,631
Federal National Mortgage Association
15 Yr Pass Thru	3.000	03-01-28	297,697	286,761
15 Yr Pass Thru	4.500	11-01-37	728,642	713,262
15 Yr Pass Thru	4.500	12-01-37	234,693	229,740
30 Yr Pass Thru	2.000	10-01-50	1,048,127	841,441
30 Yr Pass Thru	2.500	07-01-50	480,596	403,612
30 Yr Pass Thru	2.500	08-01-50	2,173,521	1,818,565
30 Yr Pass Thru	2.500	09-01-50	903,788	756,192
30 Yr Pass Thru	2.500	09-01-50	2,323,429	1,943,993
30 Yr Pass Thru	2.500	10-01-50	814,483	686,562
30 Yr Pass Thru	3.000	10-01-49	1,099,727	955,193
30 Yr Pass Thru	3.000	11-01-49	907,477	788,210
30 Yr Pass Thru	3.500	07-01-43	890,712	817,845
30 Yr Pass Thru	3.500	03-01-44	376,409	346,644
30 Yr Pass Thru	3.500	01-01-45	1,787,268	1,639,485
30 Yr Pass Thru	3.500	04-01-45	1,446,654	1,318,897
30 Yr Pass Thru	3.500	05-01-48	599,544	539,478
2	JOHN HANCOCK GOVERNMENT INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	06-01-49	513,798	$464,570
30 Yr Pass Thru	3.500	03-01-52	2,164,260	1,952,671
30 Yr Pass Thru	4.000	09-01-40	698,676	664,919
30 Yr Pass Thru	4.000	12-01-40	478,800	455,648
30 Yr Pass Thru	4.000	09-01-41	523,042	497,026
30 Yr Pass Thru	4.000	10-01-41	573,406	544,895
30 Yr Pass Thru	4.000	01-01-42	294,662	279,983
30 Yr Pass Thru	4.000	07-01-42	783,207	742,961
30 Yr Pass Thru	4.000	11-01-42	1,215,493	1,154,849
30 Yr Pass Thru	4.000	11-01-43	1,288,904	1,220,246
30 Yr Pass Thru	4.000	12-01-43	530,412	502,193
30 Yr Pass Thru	4.000	06-01-49	1,969,701	1,843,809
30 Yr Pass Thru	4.500	08-01-40	483,030	471,252
30 Yr Pass Thru	4.500	06-01-41	988,985	964,114
30 Yr Pass Thru	4.500	07-01-41	916,194	893,339
30 Yr Pass Thru	4.500	11-01-41	167,611	163,371
30 Yr Pass Thru	4.500	02-01-42	510,287	497,073
30 Yr Pass Thru	4.500	04-01-48	483,649	466,692
30 Yr Pass Thru	5.000	10-01-52	609,042	597,472
30 Yr Pass Thru	5.000	10-01-52	628,709	616,353
30 Yr Pass Thru	5.500	10-01-52	246,429	246,163
30 Yr Pass Thru	5.500	12-01-52	1,393,179	1,391,672
30 Yr Pass Thru	5.500	05-01-53	659,019	658,306
30 Yr Pass Thru	6.500	08-01-53	517,040	534,415
30 Yr Pass Thru	6.500	08-01-53	514,665	530,191

30 Yr Pass Thru	6.500	10-01-53	523,074	539,589
Collateralized mortgage obligations 3.1%				$5,587,330
(Cost $9,864,398)
Commercial and residential 1.1%				1,939,310
Citigroup Mortgage Loan Trust, Inc.
Series 2018-RP1, Class A1 (A)(B)	3.000	09-25-64	390,877	376,774
Seasoned Credit Risk Transfer Trust
Series 2018-3, Class MA (B)	3.500	08-25-57	826,936	776,661
Series 2019-1, Class MA	3.500	07-25-58	640,048	601,391
Towd Point Mortgage Trust
Series 2017-1, Class A1 (A)(B)	2.750	10-25-56	1,067	1,062
Series 2017-3, Class A1 (A)(B)	2.750	07-25-57	105,642	103,637
Series 2017-5, Class A1 (1 month CME Term SOFR + 0.714%) (A)(C)	5.910	02-25-57	78,575	79,785
U.S. Government Agency 2.0%				3,648,020
Federal Home Loan Mortgage Corp.
Series 4083, Class PB	3.500	09-15-41	430,869	417,958
Series 4459, Class CA	5.000	12-15-34	22,608	22,286
Series K038, Class X1 IO	0.921	03-25-24	1,044,854	53
Series K048, Class X1 IO	0.204	06-25-25	4,653,321	9,467
Series K050, Class X1 IO	0.290	08-25-25	67,526,847	250,660
Series K053, Class X1 IO	0.869	12-25-25	26,267,571	330,635
Series K054, Class X1 IO	1.146	01-25-26	20,208,521	348,300
Federal National Mortgage Association
Series 2014-44, Class DA	3.000	07-25-36	531,798	501,496
Series 2014-49, Class CA	3.000	08-25-44	311,157	294,440
Government National Mortgage Association
Series 2012-114, Class IO	0.623	01-16-53	581,809	9,021
Series 2015-7, Class IO	0.454	01-16-57	4,441,126	88,061
Series 2017-109, Class IO	0.230	04-16-57	796,784	12,339
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GOVERNMENT INCOME FUND	3

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2017-124, Class IO	0.627	01-16-59	657,356	$20,514
Series 2017-140, Class IO	0.486	02-16-59	587,605	17,724
Series 2017-20, Class IO	0.526	12-16-58	1,351,029	30,757
Series 2017-41, Class IO	0.584	07-16-58	722,985	20,100
Series 2017-46, Class IO	0.649	11-16-57	999,913	34,074
Series 2017-54, Class IO	0.680	12-16-58	3,971,969	134,510
Series 2017-61, Class IO	0.704	05-16-59	442,467	15,341
Series 2017-74, Class IO	0.435	09-16-58	1,189,600	22,893
Series 2017-89, Class IO	0.492	07-16-59	1,008,386	27,863
Series 2018-114, Class IO	0.590	04-16-60	573,437	21,146
Series 2018-68, Class A	2.850	04-16-50	159,944	152,506
Series 2018-9, Class IO	0.443	01-16-60	1,158,651	34,665
Series 2020-118, Class IO	0.881	06-16-62	2,381,844	142,773
Series 2020-119, Class IO	0.605	08-16-62	1,213,157	56,564
Series 2020-120, Class IO	0.762	05-16-62	3,181,151	178,157
Series 2020-137, Class IO	0.796	09-16-62	2,241,572	122,367
Series 2020-170, Class IO	0.834	11-16-62	2,752,980	168,208
Series 2021-40, Class IO	0.824	02-16-63	746,967	44,596
Series 2022-53, Class IO	0.711	06-16-64	2,379,260	118,546

	Yield (%)	Shares	Value
Short-term investments 0.0%			$61,870
(Cost $61,867)
Short-term funds 0.0%			61,870
John Hancock Collateral Trust (D)	5.2759(E)	6,187	61,870

Total investments (Cost $190,793,310) 99.4%	$180,073,148
Other assets and liabilities, net 0.6%	1,103,472
Total net assets 100.0%	$181,176,620

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	The rate shown is the annualized seven-day yield as of 2-29-24.
4	JOHN HANCOCK GOVERNMENT INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	31	Long	Jun 2024	$6,343,913	$6,347,250	$3,337
						$3,337
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GOVERNMENT INCOME FUND	5

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 29, 2024, by major security category or type:
	Total value at 2-29-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$174,423,948	—	$174,423,948	—
Collateralized mortgage obligations	5,587,330	—	5,587,330	—
Short-term investments	61,870	$61,870	—	—
Total investments in securities	$180,073,148	$61,870	$180,011,278	—
Derivatives:
Assets
Futures	$3,337	$3,337	—	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	6,187	$1,238,413	$77,521,715	$(78,699,696)	$1,360	$78	$75,526	—	$61,870
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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